GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 110.7%
COMMON STOCKS — 110.7%
Automobiles & Components — 1.2%
BorgWarner, Inc.	111	$4,815
General Motors Co.	599	21,923
Harley-Davidson, Inc.	82	3,050

		29,788

Banks — 0.4%
JPMorgan Chase & Co.	39	5,437
US Bancorp	84	4,980

		10,417

Capital Goods — 18.9%
3M Co.	191	33,696
Allegion PLC (Ireland)	49	6,102
AMETEK, Inc.†	123	12,268
Arconic, Inc.	211	6,492
Caterpillar, Inc.	101	14,916
Cummins, Inc.†	97	17,359
Dover Corp.†	80	9,221
Eaton Corp. PLC (Ireland)†	258	24,438
Emerson Electric Co.†	332	25,318
Fortune Brands Home & Security, Inc.	75	4,900
Honeywell International, Inc.†	303	53,631
Illinois Tool Works, Inc.†	79	14,191
Ingersoll-Rand PLC (Ireland)†	129	17,147
Jacobs Engineering Group, Inc.	75	6,737
Johnson Controls International PLC (Ireland)†	501	20,396
L3Harris Technologies, Inc.†	58	11,476
Lockheed Martin Corp.†	132	51,398
Masco Corp.	154	7,391
Northrop Grumman Corp.†	80	27,518
Parker-Hannifin Corp.	18	3,705
Pentair PLC (Ireland)	90	4,128
Raytheon Co.†	87	19,117
TransDigm Group, Inc.†(a)	28	15,680
United Technologies Corp.	370	55,411
Westinghouse Air Brake Technologies Corp.	94	7,313

		469,949

Commercial & Professional Services — 0.7%
Cintas Corp.	50	13,454
Robert Half International, Inc.	70	4,420

		17,874

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.0%
Hanesbrands, Inc.(a)	195	$2,896
Leggett & Platt, Inc.	71	3,609
Mohawk Industries, Inc.*	38	5,182
Newell Brands, Inc.	228	4,382
PVH Corp.	40	4,206
Whirlpool Corp.(a)	34	5,016

		25,291

Consumer Services — 0.9%
Hilton Worldwide Holdings, Inc.	15	1,664
McDonald’s Corp.	71	14,030
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	112	6,542
Yum! Brands, Inc.†	6	604

		22,840

Diversified Financials — 6.6%
American Express Co.	80	9,959
Berkshire Hathaway, Inc., Class B*	59	13,364
BlackRock, Inc.†	85	42,730
Discover Financial Services†	163	13,826
Franklin Resources, Inc.†(a)	314	8,158
Invesco Ltd. (Bermuda)(a)	245	4,405
Moody’s Corp.†	96	22,791
Nasdaq, Inc.†	89	9,532
S&P Global, Inc.†	78	21,298
T Rowe Price Group, Inc.†	146	17,789

		163,852

Energy — 6.2%
Apache Corp.(a)	194	4,964
Chevron Corp.†	399	48,084
ConocoPhillips†	412	26,792
Devon Energy Corp.	260	6,752
Helmerich & Payne, Inc.	61	2,771
HollyFrontier Corp.	106	5,375
Marathon Petroleum Corp.†	338	20,364
Phillips 66†	239	26,627
TechnipFMC PLC (United Kingdom)	241	5,167
Valero Energy Corp.	81	7,586

		154,482

Food & Staples Retailing — 3.2%
Sysco Corp.†	237	20,273
Walgreens Boots Alliance, Inc.†	547	32,251
Walmart, Inc.†	232	27,571

		80,095

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 10.2%
Altria Group, Inc.†	609	$30,395
Archer-Daniels-Midland Co.†	300	13,905
Campbell Soup Co.(a)	149	7,364
Coca-Cola Co. (The)†	378	20,922
General Mills, Inc.†	360	19,282
Hershey Co. (The)†	120	17,638
Kellogg Co.†	180	12,449
Kraft Heinz Co. (The)†	666	21,399
McCormick & Co., Inc., non-voting shares(a)	38	6,450
Molson Coors Beverage Co., Class B	116	6,252
Mondelez International, Inc., Class A†	539	29,688
PepsiCo, Inc.†	239	32,664
Philip Morris International, Inc.†	389	33,100

		251,508

Health Care Equipment & Services — 5.0%
Centene Corp.†*	222	13,957
CVS Health Corp.†	723	53,712
DaVita, Inc.*	90	6,753
Henry Schein, Inc.(a)*	68	4,537
Humana, Inc.†	35	12,828
McKesson Corp.†	23	3,181
Medtronic PLC (Ireland)	56	6,353
Quest Diagnostics, Inc.	73	7,796
UnitedHealth Group, Inc.†	32	9,407
Universal Health Services, Inc., Class B	41	5,882

		124,406

Household & Personal Products — 2.0%
Colgate-Palmolive Co.†	368	25,333
Kimberly-Clark Corp.†	95	13,067
Procter & Gamble Co. (The)	92	11,491

		49,891

Insurance — 3.4%
Aflac, Inc.	47	2,486
Allstate Corp. (The)	32	3,598
Assurant, Inc.	34	4,457
Chubb Ltd. (Switzerland)	6	934
Cincinnati Financial Corp.†	91	9,569
Globe Life, Inc.	38	4,000
Hartford Financial Services Group, Inc. (The)†	194	11,789

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Marsh & McLennan Cos., Inc.†	272	$30,304
Progressive Corp. (The)	8	579
Travelers Cos., Inc. (The)†	111	15,201
WR Berkley Corp.	26	1,797

		84,714

Materials — 6.1%
Avery Dennison Corp.	53	6,933
Ball Corp.†	177	11,447
Celanese Corp.†	66	8,126
CF Industries Holdings, Inc.	41	1,957
DuPont de Nemours, Inc.†	393	25,231
Eastman Chemical Co.	50	3,963
FMC Corp.	71	7,087
International Paper Co.†	194	8,934
Linde PLC (Ireland)†	80	17,032
LyondellBasell Industries NV, Class A (Netherlands)†	166	15,684
Mosaic Co. (The)	205	4,436
Nucor Corp.	3	169
Packaging Corp. of America(a)	57	6,383
PPG Industries, Inc.†	128	17,087
Sherwin-Williams Co. (The)†	19	11,087
Westrock Co.	138	5,922

		151,478

Media & Entertainment — 4.1%
Charter Communications, Inc., Class A†*	67	32,500
Comcast Corp., Class A†	869	39,079
DISH Network Corp., Class A†*	81	2,873
Fox Corp., Class A†	346	12,826
Interpublic Group of Cos., Inc. (The)(a)	190	4,389
Omnicom Group, Inc.†(a)	123	9,965

		101,632

Pharmaceuticals, Biotechnology & Life Sciences — 11.1%
AbbVie, Inc.†	488	43,208
Alexion Pharmaceuticals, Inc.†*	112	12,113
Amgen, Inc.†	128	30,857
Biogen, Inc.†*	110	32,640
Bristol-Myers Squibb Co.	961	61,687
Gilead Sciences, Inc.†	149	9,682
Johnson & Johnson†	105	15,316
Merck & Co., Inc.†	426	38,745

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mylan NV (Netherlands)*	260	$5,226
Pfizer, Inc.	685	26,838

		276,312

Real Estate — 1.7%
CBRE Group, Inc., Class A†*	181	11,094
Equity Residential, REIT	19	1,538
Mid-America Apartment Communities, Inc., REIT	61	8,043
Prologis, Inc., REIT†	221	19,700
UDR, Inc., REIT	7	327
Welltower, Inc., REIT†	18	1,472

		42,174

Retailing — 7.8%
Amazon.com, Inc.*	1	1,848
AutoZone, Inc.†*	13	15,487
Best Buy Co., Inc.	4	351
Booking Holdings, Inc.†*	16	32,860
Dollar General Corp.†	93	14,506
eBay, Inc.†	551	19,897
Gap, Inc. (The)(a)	199	3,518
Genuine Parts Co.†	78	8,286
Home Depot, Inc. (The)†	220	48,044
Kohl’s Corp.(a)	77	3,923
LKQ Corp.*	175	6,248
Ross Stores, Inc.	11	1,281
Target Corp.†	284	36,412
TJX Cos., Inc. (The)†	3	183

		192,844

Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.†	219	13,368
KLA Corp.	63	11,225
Qorvo, Inc.*	67	7,787

		32,380

Software & Services — 5.1%
Accenture PLC, Class A (Ireland)†	244	51,379
Alliance Data Systems Corp.	30	3,366
FleetCor Technologies, Inc.*	24	6,905
International Business Machines Corp.†	108	14,476
Leidos Holdings, Inc.	80	7,831
Oracle Corp.†	642	34,013

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)(a)	267	$7,150

		125,120

Technology Hardware & Equipment — 4.9%
Apple, Inc.†	89	26,135
Cisco Systems, Inc.†	1,147	55,010
F5 Networks, Inc.*	1	140
FLIR Systems, Inc.	1	52
HP, Inc.†	800	16,440
TE Connectivity Ltd. (Switzerland)†	189	18,114
Xerox Holdings Corp.	147	5,420

		121,311

Telecommunication Services — 4.4%
AT&T, Inc.†	1,595	62,333
Verizon Communications, Inc.†	745	45,743

		108,076

Transportation — 3.0%
Alaska Air Group, Inc.(a)	67	4,539
CSX Corp.†	288	20,840
Delta Air Lines, Inc.†	357	20,877
Southwest Airlines Co.†	295	15,924
United Airlines Holdings, Inc.†*	138	12,156

		74,336

Utilities — 1.5%
Evergy, Inc.	122	7,941
NRG Energy, Inc.	169	6,718
Southern Co. (The)	362	23,059

		37,718

TOTAL COMMON STOCKS (Cost $2,451,820)		2,748,488

TOTAL LONG POSITIONS - 110.7%		2,748,488

(Cost $2,451,820)

SHORT POSITIONS — (50.4)%
COMMON STOCKS — (50.4)%
Automobiles & Components — (0.3)%
Aptiv PLC (Jersey)	(64)	(6,078)

Banks — (0.9)%
Citizens Financial Group, Inc.	(53)	(2,152)
Comerica, Inc.	(38)	(2,726)
Huntington Bancshares, Inc.	(183)	(2,760)
KeyCorp	(123)	(2,489)
Regions Financial Corp.	(252)	(4,324)

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
SVB Financial Group*	(7)	$(1,757)
Wells Fargo & Co.	(98)	(5,272)
Zions Bancorp NA	(27)	(1,402)

		(22,882)

Capital Goods — (2.5)%
Boeing Co. (The)	(79)	(25,735)
Fastenal Co.	(143)	(5,284)
Flowserve Corp.	(33)	(1,642)
General Electric Co.	(1,918)	(21,405)
Huntington Ingalls Industries, Inc.	(10)	(2,509)
Quanta Services, Inc.	(36)	(1,466)
Roper Technologies, Inc.	(4)	(1,417)
Textron, Inc.	(57)	(2,542)

		(62,000)

Commercial & Professional Services — (0.1)%
Rollins, Inc.	(89)	(2,951)

Consumer Durables & Apparel — (1.5)%
Capri Holdings Ltd. (British Virgin Islands)*	(38)	(1,450)
Hasbro, Inc.	(32)	(3,379)
NIKE, Inc., Class B	(95)	(9,624)
NVR, Inc.*	(1)	(3,808)
PulteGroup, Inc.	(67)	(2,600)
Ralph Lauren Corp.	(16)	(1,876)
Tapestry, Inc.	(72)	(1,942)
Under Armour, Inc., Class C*	(112)	(2,148)
VF Corp.	(97)	(9,667)

		(36,494)

Consumer Services — (1.3)%
Carnival Corp. (Panama)	(74)	(3,761)
Chipotle Mexican Grill, Inc.*	(7)	(5,860)
Darden Restaurants, Inc.	(26)	(2,834)
Las Vegas Sands Corp.	(123)	(8,492)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(7,610)
Wynn Resorts Ltd.	(29)	(4,027)

		(32,584)

Diversified Financials — (1.0)%
Cboe Global Markets, Inc.	(30)	(3,600)
Charles Schwab Corp. (The)	(144)	(6,849)
CME Group, Inc.	(18)	(3,613)
E*TRADE Financial Corp.	(60)	(2,722)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(87)	$(6,882)

		(23,666)

Energy — (4.2)%
Cabot Oil & Gas Corp.	(100)	(1,741)
Cimarex Energy Co.	(26)	(1,365)
Concho Resources, Inc.	(54)	(4,729)
Diamondback Energy, Inc.	(42)	(3,900)
EOG Resources, Inc.	(129)	(10,805)
Exxon Mobil Corp.	(302)	(21,074)
Halliburton Co.	(24)	(587)
Hess Corp.	(77)	(5,144)
Kinder Morgan, Inc.	(124)	(2,625)
Marathon Oil Corp.	(199)	(2,702)
National Oilwell Varco, Inc.	(95)	(2,380)
Noble Energy, Inc.	(132)	(3,279)
Occidental Petroleum Corp.	(219)	(9,025)
ONEOK, Inc.	(112)	(8,475)
Pioneer Natural Resources Co.	(44)	(6,660)
Schlumberger Ltd. (Curacao)	(333)	(13,387)
Williams Cos., Inc. (The)	(313)	(7,424)

		(105,302)

Food & Staples Retailing — (0.2)%
Kroger Co. (The)	(176)	(5,102)

Food, Beverage & Tobacco — (0.6)%
Brown-Forman Corp., Class B	(131)	(8,856)
Hormel Foods Corp.	(134)	(6,045)

		(14,901)

Health Care Equipment & Services — (4.8)%
Abbott Laboratories	(185)	(16,069)
ABIOMED, Inc.*	(12)	(2,047)
Align Technology, Inc.*	(21)	(5,860)
Baxter International, Inc.	(127)	(10,620)
Becton Dickinson and Co.	(4)	(1,088)
Boston Scientific Corp.*	(379)	(17,138)
Cardinal Health, Inc.	(64)	(3,237)
Cerner Corp.	(82)	(6,018)
Cooper Cos., Inc. (The)	(13)	(4,177)
DENTSPLY SIRONA, Inc.	(59)	(3,339)
Edwards Lifesciences Corp.*	(26)	(6,065)
Hologic, Inc.*	(23)	(1,201)
IDEXX Laboratories, Inc.*	(24)	(6,267)
Intuitive Surgical, Inc.*	(29)	(17,143)
STERIS PLC (Ireland)	(18)	(2,744)

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	(5)	$(1,050)
Teleflex, Inc.	(12)	(4,517)
Varian Medical Systems, Inc.*	(22)	(3,124)
Zimmer Biomet Holdings, Inc.	(56)	(8,382)

		(120,086)

Household & Personal Products — (0.8)%
Coty, Inc., Class A	(206)	(2,317)
Estee Lauder Cos., Inc. (The), Class A	(86)	(17,762)

		(20,079)

Insurance — (0.8)%
Arthur J Gallagher & Co.	(30)	(2,857)
Lincoln National Corp.	(2)	(118)
Principal Financial Group, Inc.	(36)	(1,980)
Prudential Financial, Inc.	(79)	(7,405)
Unum Group	(54)	(1,575)
Willis Towers Watson PLC (Ireland)	(31)	(6,260)

		(20,195)

Materials — (1.2)%
Albemarle Corp.	(30)	(2,191)
Corteva, Inc.	(187)	(5,528)
Dow, Inc.	(140)	(7,662)
Freeport-McMoRan, Inc.	(382)	(5,012)
Newmont Goldcorp Corp.	(205)	(8,907)
Sealed Air Corp.	(12)	(478)
Vulcan Materials Co.	(6)	(864)

		(30,642)

Media & Entertainment — (2.1)%
Activision Blizzard, Inc.	(190)	(11,290)
Electronic Arts, Inc.*	(74)	(7,956)
Live Nation Entertainment, Inc.*	(47)	(3,359)
Netflix, Inc.*	(52)	(16,826)
News Corp., Class A	(129)	(1,824)
Take-Two Interactive Software, Inc.*	(31)	(3,795)
Twitter, Inc.*	(195)	(6,250)

		(51,300)

Pharmaceuticals, Biotechnology & Life Sciences — (4.3)%
Agilent Technologies, Inc.	(76)	(6,484)
Eli Lilly & Co.	(169)	(22,212)
Illumina, Inc.*	(38)	(12,606)
Incyte Corp.*	(59)	(5,152)
IQVIA Holdings, Inc.*	(55)	(8,498)
Mettler-Toledo International, Inc.*	(6)	(4,760)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.	(28)	$(2,719)
Perrigo Co. PLC (Ireland)	(34)	(1,756)
Regeneron Pharmaceuticals, Inc.*	(31)	(11,640)
Thermo Fisher Scientific, Inc.	(21)	(6,822)
Vertex Pharmaceuticals, Inc.*	(66)	(14,451)
Waters Corp.*	(16)	(3,738)
Zoetis, Inc.	(44)	(5,823)

		(106,661)

Real Estate — (3.3)%
American Tower Corp., REIT	(80)	(18,386)
Crown Castle International Corp., REIT	(105)	(14,926)
Digital Realty Trust, Inc., REIT	(6)	(718)
Equinix, Inc., REIT	(20)	(11,674)
Host Hotels & Resorts, Inc., REIT	(180)	(3,339)
Iron Mountain, Inc., REIT	(79)	(2,518)
Regency Centers Corp., REIT	(41)	(2,587)
SBA Communications Corp., REIT	(29)	(6,989)
Simon Property Group, Inc., REIT	(70)	(10,427)
SL Green Realty Corp., REIT	(21)	(1,929)
Vornado Realty Trust, REIT	(46)	(3,059)
Weyerhaeuser Co., REIT	(186)	(5,617)

		(82,169)

Retailing — (1.4)%
CarMax, Inc.*	(37)	(3,244)
Dollar Tree, Inc.*	(59)	(5,549)
L Brands, Inc.	(69)	(1,250)
Lowe’s Cos., Inc.	(121)	(14,491)
Macy’s, Inc.	(78)	(1,326)
Nordstrom, Inc.	(39)	(1,596)
Tiffany & Co.	(30)	(4,010)
Ulta Beauty, Inc.*	(13)	(3,291)

		(34,757)

Semiconductors & Semiconductor Equipment — (5.4)%
Advanced Micro Devices, Inc.*	(238)	(10,915)
Analog Devices, Inc.	(91)	(10,814)
Broadcom, Inc.	(75)	(23,701)
Maxim Integrated Products, Inc.	(72)	(4,429)
Microchip Technology, Inc.	(65)	(6,807)
Micron Technology, Inc.*	(280)	(15,058)
NVIDIA Corp.	(116)	(27,295)
QUALCOMM, Inc.	(280)	(24,704)

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	(43)	$(5,198)
Xilinx, Inc.	(45)	(4,400)

		(133,321)

Software & Services — (5.9)%
Adobe, Inc.*	(34)	(11,213)
Akamai Technologies, Inc.*	(44)	(3,801)
ANSYS, Inc.*	(10)	(2,574)
Autodesk, Inc.*	(54)	(9,907)
Cadence Design Systems, Inc.*	(36)	(2,497)
Citrix Systems, Inc.	(33)	(3,660)
DXC Technology Co.	(64)	(2,406)
Fidelity National Information Services, Inc.	(101)	(14,048)
Fiserv, Inc.*	(132)	(15,263)
Fortinet, Inc.*	(43)	(4,591)
Gartner, Inc.*	(18)	(2,774)
Global Payments, Inc.	(37)	(6,755)
Intuit, Inc.	(63)	(16,502)
NortonLifeLock, Inc.	(173)	(4,415)
PayPal Holdings, Inc.*	(85)	(9,194)
salesforce.com, Inc.*	(85)	(13,824)
ServiceNow, Inc.*	(44)	(12,422)
Synopsys, Inc.*	(36)	(5,011)
VeriSign, Inc.*	(29)	(5,588)

		(146,445)

Technology Hardware & Equipment — (0.7)%
Corning, Inc.	(200)	(5,822)
IPG Photonics Corp.*	(15)	(2,174)
Seagate Technology PLC (Ireland)	(57)	(3,392)
Western Digital Corp.	(75)	(4,760)

		(16,148)

Telecommunication Services — 0.0%
T-Mobile US, Inc.*	(9)	(706)

Transportation — (0.6)%
CH Robinson Worldwide, Inc.	(3)	(235)
FedEx Corp.	(65)	(9,829)
Old Dominion Freight Line, Inc.	(19)	(3,606)
United Parcel Service, Inc., Class B	(4)	(468)

		(14,138)

Utilities — (6.5)%
Alliant Energy Corp.	(63)	(3,447)
Ameren Corp.	(63)	(4,838)
American Electric Power Co., Inc.	(125)	(11,814)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
American Water Works Co., Inc.	(46)	$(5,651)
Atmos Energy Corp.	(30)	(3,356)
CenterPoint Energy, Inc.	(127)	(3,463)
CMS Energy Corp.	(70)	(4,399)
Consolidated Edison, Inc.	(83)	(7,509)
Dominion Energy, Inc.	(28)	(2,319)
DTE Energy Co.	(46)	(5,974)
Duke Energy Corp.	(184)	(16,783)
Edison International	(87)	(6,561)
Entergy Corp.	(50)	(5,990)
Eversource Energy	(81)	(6,891)
Exelon Corp.	(124)	(5,653)
FirstEnergy Corp.	(135)	(6,561)
NextEra Energy, Inc.	(66)	(15,983)
NiSource, Inc.	(99)	(2,756)
Pinnacle West Capital Corp.	(28)	(2,518)
PPL Corp.	(183)	(6,566)
Public Service Enterprise Group, Inc.	(124)	(7,322)
Sempra Energy	(68)	(10,301)
WEC Energy Group, Inc.	(81)	(7,471)
Xcel Energy, Inc.	(131)	(8,317)

		(162,443)

TOTAL COMMON STOCK (Proceeds $1,173,394)		(1,251,050)

TOTAL SECURITES SOLD SHORT - (50.4)%		(1,251,050)

(Proceeds $1,173,394)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		986,078

NET ASSETS - 100.0%		$2,483,516

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $63,338, which was collateralized by $64,556 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 1/9/2020 - 8/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.